Long Term Investments, Net - Schedule of Long Term Investments, Net (Parenthetical) (Detail) - USD ($) $ in Thousands					1 Months Ended			12 Months Ended
	Sep. 30, 2022	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2018	Jun. 30, 2019	May 31, 2019	Jul. 31, 2018	May 31, 2023	May 31, 2022	May 31, 2021	Sep. 30, 2020	Aug. 31, 2020	Aug. 31, 2019	Mar. 31, 2018	Apr. 30, 2017	Nov. 30, 2015	May 31, 2015	Apr. 30, 2015
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments								$ (7,102)	$ (51,466)	$ (1,368)
Payments made to acquire long term investments								13,597	82,082	106,965
Gain On Sale Of Equity Investments								767	22,004	3,535
Impairment loss from long-term investments								$ 8,056	129,350	40,207
Investment ownership interest						7.20%
Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest								20.00%
New Oriental Education Industry Fund [Member]
Schedule of Equity Method Investments [Line Items]
Total committed capital							$ 224,000
Committed to invest							$ 76,369
Investment ownership interest							36.30%
Minimum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest								20.00%
Maximum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest								50.00%
Other Long-term Investments [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments								$ 0	24,354	12,532
Gain On Sale Of Equity Investments								0	18,068	3,535
Impairment loss from long-term investments								8,056	129,350	40,207
Impairment loss on other available for sale investments								2,901	46,442	27,675
Other Long-term Investments [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments								$ 3,892	48,417	0
Third Party Companies [Member] | Minimum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest								6.90%
Third Party Companies [Member] | Maximum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest								50.00%
Golden Finance [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds From Sale Of Equity Method Invstments						$ 33,156
Investment ownership interest																9.80%		9.80%
Uhozz [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest														15.20%
Uhozz [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest																	10.00%
Sunlands [Member]
Schedule of Equity Method Investments [Line Items]
Loss Arising From Change In Fair Value Of Investments								$ 1,883	10,467	5,501
Investment ownership interest								8.00%
EEO Education Tech [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments								$ 0	0	0
Investment ownership interest															10.00%
Tibet Tianli [Member]
Schedule of Equity Method Investments [Line Items]
Impairment loss from long-term investments								0	10,137	0
Tibet Tianli [Member] | Educational Programs And Services [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest classified as available for sale	12.40%	11.00%	5.00%	5.00%
Payment to acquire equity securities without readily determinable fair value member	$ 13,031
Tibet Tianli [Member] | Other Four Shareholders [Member] | Educational Programs And Services [Member]
Schedule of Equity Method Investments [Line Items]
Equity ownership interest classified as available for sale	30.00%
Payment to acquire equity securities without readily determinable fair value member	$ 19,547
VM EDU Fund I L P [Member]
Schedule of Equity Method Investments [Line Items]
Total committed capital					$ 100,000
Investment ownership interest					49.69%
VM EDU Fund I L P [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Payments made to acquire long term investments								66,331
Happy Seed Cayman Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest											1.60%		6.40%
GNet Cloud Service [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments								$ 0	$ 0	$ 0
Investment ownership interest												3.00%